RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				1 Months Ended	9 Months Ended
		Dec. 31, 2022	Jul. 25, 2022	Jan. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 27, 2020
Shares issued		190.2726308			190.2726308
Due from Related Parties, Current		$ 620,603			$ 620,603	$ 56,269
Outstanding shares percentage		15.77%
Stock issued during period, shares, new issues					190.2726308
Additional Paid in Capital	[1]	$ 41,912,737			$ 41,912,737	25,660,896
Series A Preferred Stock [Member]
Stock issued during period, shares, new issues			1,200
Series A Preferred Stock [Member] | Ecoark [Member]
Stock issued during period, shares, new issues			1,200
Additional Paid in Capital			$ 28,953,510
Subsequent Event [Member]
Revenue from Related Parties				$ 239,425
White River Holdings Corp [Member]
Shares issued								1,789,041
Debt and lease liabilities								$ 11,774,455
Additional Paid in Capital						$ 25,660,896	$ 23,907,983
White River Holdings Corp [Member] | Series A Preferred Stock [Member]
Stock issued during period, shares, new issues			1,200
Atikin Investments LLC [Member] | Chief Executive Officer [Member]
Outstanding shares percentage		6.90%

[1]	On July 25, 2022, White River Holdings Corp. (“Holdings”) acquired White River Energy Corp, then named Fortium Holdings Corp. (the “Company”), in a share exchange. White River Holdings’ parent, Ecoark Holdings, Inc. (“Ecoark”), was issued 1,200 shares of Series A convertible preferred stock (“Series A”) of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these interim financial statements. Since the amounts Due to Ecoark were exchanged in the issuance of the preferred shares, these have been reflected in additional paid in capital.